Leases (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Operating Lease Right of Use Assets
The following table summarizes the Company’s operating right of use asset recognized in the consolidated balance sheets as of December 31, 2019 (dollars in thousands):

Acquisition Date	Property Type	Primary Location(s)	Operating Right of Use Asset Gross	Accumulated Amortization	Operating Right of Use Asset, Net of Amortization
August 2019	Hotel	Chicago, IL	$6,109	$(130)	$5,979
			$6,109	$(130)	$5,979

Schedule of Intangible Leased Assets
The following table summarizes the Company's intangible lease asset recognized in the consolidated balance sheets as of June 30, 2021 (dollars in thousands):

Acquisition Date	Property Type	Primary Location(s)	Intangible Lease Asset, Gross	Accumulated Amortization	Intangible Lease Asset, Net of Amortization
October 2019	Office	Jeffersonville, IN	$14,509	$(1,375)	$13,134
			$14,509	$(1,375)	$13,134

The following table summarizes the Company's intangible lease asset recognized in the consolidated balance sheets as of December 31, 2020 (dollars in thousands):

Acquisition Date	Property Type	Primary Location(s)	Intangible Lease Asset, Gross	Accumulated Amortization	Intangible Lease Asset, Net of Amortization
October 2019	Office	Jeffersonville, IN	$14,509	$(963)	$13,546
			$14,509	$(963)	$13,546

The following table summarizes the Company’s intangible lease asset recognized in the consolidated balance sheets as of December 31, 2020 (dollars in thousands):

Acquisition Date	Property Type	Primary Location(s)	Intangible Lease Asset, Gross	Accumulated Amortization	Intangible Lease Asset, Net of Amortization
October 2019	Office	Jeffersonville, IN	$14,509	$(963)	$13,546
			$14,509	$(963)	$13,546

The following table summarizes the Company’s intangible lease asset recognized in the consolidated balance sheets as of December 31, 2019 (dollars in thousands):

Acquisition Date	Property Type	Primary Location(s)	Intangible Lease Asset, Gross	Accumulated Amortization	Intangible Lease Asset, Net of Amortization
October 2019	Office	Jeffersonville, IN	$14,509	$(131)	$14,377
			$14,509	$(131)	$14,377

Schedule of Future Minimum Payments to be Received
The following table summarizes the Company's schedule of future minimum rents to be received under the lease (dollars in thousands):

Minimum Rents	June 30, 2021
2021 (July - December)	$1,292
2022	2,607
2023	2,646
2024	2,686
2025	2,726
2026 and beyond	34,168
Total minimum rent	$46,125

The following table summarizes the Company’s schedule of future minimum rents to be received under the lease (dollars in thousands):

Minimum Rents	December 31, 2020
2021	$2,568
2022	2,607
2023	2,646
2024	2,686
2025	2,726
2026 and beyond	34,168
Total minimum rent	$47,401

Schedule of Expected Future Amortization Expense
The following table summarizes the Company's expected amortization for intangible assets over the next five years, assuming no further acquisitions or dispositions (dollars in thousands):

Amortization Expense	June 30, 2021
2021 (July - December)	$(413)
2022	(825)
2023	(825)
2024	(825)
2025	(825)

The following table summarizes the Company’s expected amortization for intangible assets over the next five years, assuming no further acquisitions or dispositions (dollars in thousands):

Amortization Expense	December 31, 2020
2021	$(825)
2022	(825)
2023	(825)
2024	(825)
2025	(825)